SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Net income for the period	$ 26,643	$ 8,100
Basic weighted average number of shares outstanding	147,721,818	134,599,532
Effect of dilutive share options, warrants, and RSUs ('000)	10,089,458	6,732,332
Diluted weighted average number of shares outstanding	157,811,276	141,331,864
Diluted earnings per share	$ 0.17	$ 0.06
Basic earnings per share	$ 0.18	$ 0.06